Financial result	12 Months Ended
Dec. 31, 2021
Financial result
Financial result

21. Financial result

in EUR	2021	2020	2019
Total interest income arising from financial assets measured at AC	3,888	4,182	3,771
Fair value gains on financial assets at FVTPL	352,101	—	—
Finance income	355,989	4,182	3,771
Total interest expense arising from financial liabilities measured at AC	(903,061)	(1,225,189)	(1,643,990)
Interest expense arising from lease liabilities	(215,464)	(197,967)	—
Unwind of discount on asset retirement obligation	(2,026)	(1,993)	(1,964)
Fair value losses on financial assets at FVTPL	(11,574)	—	—
Finance costs	(1,132,126)	(1,425,150)	(1,645,953)
Net finance costs recognized in profit or loss	(776,137)	(1,420,968)	(1,642,182)